Share Capital - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	May 17, 2017 shares
Disclosure of classes of share capital [Line Items]
Maximum percentage of preferred stock upon issuance or outstanding of common stock	20.00%
Number of common shares authorized	unlimited
Shares outstanding	1,228,828,000	1,228,790,000	1,228,790,000
Preferred Shares [Member]
Disclosure of classes of share capital [Line Items]
Shares outstanding	0	0
Stock Option Plan [Member]
Disclosure of classes of share capital [Line Items]
Shares available for future issuance	26,000,000	23,000,000
ConocoPhillips Company and Certain of its Subsidiaries [Member]
Disclosure of classes of share capital [Line Items]
Consideration transferred as common shares	208,000,000			208,000,000
Percentage of owned outstanding shares	3.50%